Financial risk management, objectives and policies (Details 4) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Liabilities Arising From Financing Activities [RollForward]
Expenses for the purchase and amortization of issuance costs of senior notes	S/ 9,874	S/ 1,644	S/ 1,644
Hedge Finance Cost Payable [Member]
Changes In Liabilities Arising From Financing Activities [RollForward]
Balance as of beginning	10,505	11,073
Distribution of dividends
Finance cost on cross currency swaps	21,971	26,140
Cash flows	(26,443)	(26,708)
Movement of foreign currency
Expenses for the purchase and amortization of issuance costs of senior notes
Others
Balance as of end	6,033	10,505	11,073
Dividends Payable [Member]
Changes In Liabilities Arising From Financing Activities [RollForward]
Balance as of beginning	29,725	5,070
Distribution of dividends	161,396	149,837
Finance cost on cross currency swaps
Cash flows	(171,790)	(124,993)
Movement of foreign currency
Expenses for the purchase and amortization of issuance costs of senior notes
Others		(189)
Balance as of end	19,331	29,725	5,070
Interest-bearing Loans [Member]
Changes In Liabilities Arising From Financing Activities [RollForward]
Balance as of beginning	965,290	998,148
Distribution of dividends
Finance cost on cross currency swaps
Cash flows	73,240
Movement of foreign currency	39,520	(34,502)
Expenses for the purchase and amortization of issuance costs of senior notes	5,327	1,644
Others
Balance as of end	S/ 1,083,377	S/ 965,290	S/ 998,148